Financial Instruments (Narrative) (Details) € in Millions, ¥ in Millions, £ in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)
Derivative [Line Items]
Average remaining maturity of foreign currency derivatives	12 months
Maximum remaining maturity of foreign currency derivatives (in days)	30 days
Foreign currency-denominated notes, designated as hedge		$ 3,700.0					$ 2,650.0
Variable rate (in percentage)				25.00%	25.00%	25.00%	25.00%	25.00%
Losses expected to be reclassified in the next 12 months							$ 15.0
Change on the fair value of contingent consideration	$ 199.7	203.1
Unrealized losses from equity securities	20.1
Other-than-temporary impairment losses recognized during the year	$ 0.0	0.0	$ 53.0
Percentage of nonperforming assets (in percentage)	55.00%
Amount derecognized		723.2					696.2
Buy USD Sell Euro
Derivative [Line Items]
Derivative liability, notional amount							785.5
Derivative asset, notional amount | €				€ 685.3
Buy euro Sell US dollar
Derivative [Line Items]
Derivative liability, notional amount | €				€ 2,050.0
Derivative asset, notional amount							2,350.0
Buy USD Sell Japanese Yen
Derivative [Line Items]
Derivative liability, notional amount							435.1
Derivative asset, notional amount | ¥								¥ 48,850
Buy Swiss francs Sell US dollar
Derivative [Line Items]
Derivative liability, notional amount | SFr					SFr 255.6
Derivative asset, notional amount							259.7
Buy US dollar Sell British pound
Derivative [Line Items]
Derivative liability, notional amount							388.3
Derivative asset, notional amount | £						£ 306.7
Buy GBP Sell USD
Derivative [Line Items]
Derivative liability, notional amount | £						£ 354.0
Derivative asset, notional amount							448.1
Currency Swap
Derivative [Line Items]
Derivative liability, notional amount							2,460.0
Swap Swiss Francs to U.S. Dollars
Derivative [Line Items]
Derivative liability, notional amount							754.0
Interest rate swap
Derivative [Line Items]
Derivative asset, notional amount							350.0
Foreign Currency Denominated Debt
Derivative [Line Items]
Long-term debt		$ 3,700.0					$ 3,400.0